LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–92.93%
Aerospace & Defense–2.18%
†Axon Enterprise, Inc.	10,200	$2,029,698
BWX Technologies, Inc.	6,716	503,566
HEICO Corp.	8,600	1,392,598
Hexcel Corp.	20,703	1,348,593
Howmet Aerospace, Inc.	167,235	7,734,619
†TransDigm Group, Inc.	3,978	3,353,971
		16,363,045
Air Freight & Logistics–0.07%
Expeditors International of Washington, Inc.	4,400	504,372
		504,372
Automobile Components–0.10%
†Aptiv PLC	5,408	533,175
†Mobileye Global, Inc. Class A	4,818	200,188
		733,363
Banks–0.22%
†NU Holdings Ltd. Class A	224,400	1,626,900
		1,626,900
Beverages–0.52%
Brown-Forman Corp. Class B	17,900	1,032,651
†Celsius Holdings, Inc.	12,100	2,076,360
Constellation Brands, Inc. Class A	3,200	804,256
		3,913,267
Biotechnology–2.84%
†Alnylam Pharmaceuticals, Inc.	25,710	4,553,241
†Apellis Pharmaceuticals, Inc.	17,100	650,484
†Argenx SE ADR	8,839	4,345,518
†Ascendis Pharma AS ADR	30,050	2,813,882
†BioNTech SE ADR	3,500	380,240
†Exact Sciences Corp.	15,400	1,050,588
†Genmab AS ADR	11,896	419,572
†Incyte Corp.	6,800	392,836
†Karuna Therapeutics, Inc.	4,337	733,343
†Legend Biotech Corp.ADR	49,908	3,352,320
†Neurocrine Biosciences, Inc.	12,727	1,431,788
†Sarepta Therapeutics, Inc.	9,800	1,187,956
		21,311,768
Broadline Retail–0.53%
†Coupang, Inc.	157,600	2,679,200
†Etsy, Inc.	5,700	368,106
†Global-e Online Ltd.	8,400	333,816
†Ollie's Bargain Outlet Holdings, Inc.	8,000	617,440
		3,998,562
Building Products–1.12%
A O Smith Corp.	7,300	482,749
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Advanced Drainage Systems, Inc.	4,500	$512,235
Allegion PLC	7,500	781,500
†AZEK Co., Inc.	94,192	2,801,270
Carrier Global Corp.	8,100	447,120
Fortune Brands Innovations, Inc.	6,978	433,752
Trane Technologies PLC	9,900	2,008,809
†Trex Co., Inc.	15,200	936,776
		8,404,211
Capital Markets–4.64%
Ares Management Corp. Class A	22,300	2,294,001
Blue Owl Capital, Inc.	39,000	505,440
Cboe Global Markets, Inc.	3,200	499,872
FactSet Research Systems, Inc.	12,160	5,317,082
LPL Financial Holdings, Inc.	22,880	5,437,432
MarketAxess Holdings, Inc.	4,950	1,057,518
Morningstar, Inc.	21,238	4,974,789
MSCI, Inc.	23,211	11,909,100
Nasdaq, Inc.	41,904	2,036,115
Tradeweb Markets, Inc. Class A	10,735	860,947
		34,892,296
Chemicals–0.36%
Albemarle Corp.	2,000	340,080
CF Industries Holdings, Inc.	5,100	437,274
PPG Industries, Inc.	10,730	1,392,754
RPM International, Inc.	5,500	521,455
		2,691,563
Commercial Services & Supplies–3.49%
Cintas Corp.	9,650	4,641,747
†Clean Harbors, Inc.	9,300	1,556,448
†Copart, Inc.	283,010	12,194,901
GFL Environmental, Inc.	99,669	3,165,487
RB Global, Inc.	9,200	575,000
Republic Services, Inc.	8,700	1,239,837
Rollins, Inc.	11,848	442,286
Waste Connections, Inc.	17,711	2,378,587
		26,194,293
Communications Equipment–0.52%
†Arista Networks, Inc.	14,569	2,679,676
Motorola Solutions, Inc.	4,500	1,225,080
		3,904,756
Construction & Engineering–0.72%
Quanta Services, Inc.	23,357	4,369,394
Valmont Industries, Inc.	1,400	336,294
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†WillScot Mobile Mini Holdings Corp.	16,900	$702,871
		5,408,559
Construction Materials–1.45%
Martin Marietta Materials, Inc.	3,562	1,462,130
Vulcan Materials Co.	46,745	9,443,425
		10,905,555
Consumer Staples Distribution & Retail–0.43%
†BJ's Wholesale Club Holdings, Inc.	11,500	820,755
Casey's General Stores, Inc.	1,820	494,166
†Dollar Tree, Inc.	3,300	351,285
†Performance Food Group Co.	26,700	1,571,562
		3,237,768
Containers & Packaging–0.21%
Avery Dennison Corp.	4,900	895,083
Ball Corp.	5,300	263,834
Sealed Air Corp.	12,000	394,320
		1,553,237
Distributors–0.36%
Genuine Parts Co.	3,200	462,016
Pool Corp.	6,394	2,276,903
		2,738,919
Diversified Consumer Services–0.81%
†Bright Horizons Family Solutions, Inc.	64,606	5,262,805
†Duolingo, Inc.	2,500	414,675
Service Corp. International	7,400	422,836
		6,100,316
Diversified Telecommunication Services–0.00%
=†πSocure, Inc.	5,095	27,972
		27,972
Electrical Equipment–3.39%
AMETEK, Inc.	74,157	10,957,438
Hubbell, Inc.	13,872	4,347,623
nVent Electric PLC	39,710	2,104,233
Rockwell Automation, Inc.	28,094	8,031,232
		25,440,526
Electronic Equipment, Instruments & Components–1.69%
Amphenol Corp. Class A	44,300	3,720,757
CDW Corp.	15,000	3,026,400
†Keysight Technologies, Inc.	5,719	756,681
Littelfuse, Inc.	14,359	3,551,268
TE Connectivity Ltd.	2,900	358,237
†Teledyne Technologies, Inc.	2,121	866,598
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies Corp. Class A	1,700	$402,101
		12,682,042
Energy Equipment & Services–0.42%
Halliburton Co.	59,700	2,417,850
Noble Corp. PLC	14,500	734,425
		3,152,275
Entertainment–2.66%
Electronic Arts, Inc.	14,717	1,771,927
Endeavor Group Holdings, Inc. Class A	19,900	396,010
†ROBLOX Corp. Class A	59,300	1,717,328
†Spotify Technology SA	53,131	8,216,178
†Take-Two Interactive Software, Inc.	49,247	6,913,786
Warner Music Group Corp. Class A	30,498	957,637
		19,972,866
Financial Services–1.94%
Apollo Global Management, Inc.	71,100	6,381,936
†Block, Inc.	23,700	1,048,962
†Euronet Worldwide, Inc.	5,200	412,776
†FleetCor Technologies, Inc.	20,579	5,254,642
†Toast, Inc. Class A	34,600	648,058
†WEX, Inc.	4,500	846,405
		14,592,779
Food Products–0.08%
Hershey Co.	2,900	580,232
		580,232
Ground Transportation–0.76%
JB Hunt Transport Services, Inc.	2,477	466,964
Landstar System, Inc.	2,600	460,044
Old Dominion Freight Line, Inc.	11,700	4,786,938
		5,713,946
Health Care Equipment & Supplies–5.09%
†Align Technology, Inc.	9,200	2,808,944
†Dexcom, Inc.	50,100	4,674,330
†Envista Holdings Corp.	68,977	1,923,079
†Globus Medical, Inc. Class A	15,700	779,505
†IDEXX Laboratories, Inc.	16,589	7,253,872
†Inspire Medical Systems, Inc.	5,100	1,012,044
†Insulet Corp.	11,100	1,770,339
†Lantheus Holdings, Inc.	6,900	479,412
†Masimo Corp.	23,178	2,032,247
†Novocure Ltd.	15,100	243,865
†Penumbra, Inc.	6,200	1,499,842
LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
ResMed, Inc.	17,900	$2,646,873
†Shockwave Medical, Inc.	5,700	1,134,870
STERIS PLC	43,666	9,581,194
Teleflex, Inc.	2,096	411,675
		38,252,091
Health Care Providers & Services–1.69%
†Acadia Healthcare Co., Inc.	5,583	392,541
†Agilon Health, Inc.	20,700	367,632
Cencora, Inc.	25,600	4,607,232
Chemed Corp.	2,089	1,085,653
†Henry Schein, Inc.	38,956	2,892,483
McKesson Corp.	2,695	1,171,921
†Molina Healthcare, Inc.	5,750	1,885,367
†Tenet Healthcare Corp.	4,700	309,683
		12,712,512
Health Care Technology–1.17%
†Veeva Systems, Inc. Class A	43,058	8,760,150
		8,760,150
Hotels, Restaurants & Leisure–5.01%
†Caesars Entertainment, Inc.	16,900	783,315
†Chipotle Mexican Grill, Inc.	2,343	4,291,978
Churchill Downs, Inc.	9,500	1,102,380
Darden Restaurants, Inc.	12,500	1,790,250
Domino's Pizza, Inc.	3,600	1,363,644
†DoorDash, Inc. Class A	31,500	2,503,305
†DraftKings, Inc. Class A	138,127	4,066,459
Hilton Worldwide Holdings, Inc.	26,900	4,039,842
Hyatt Hotels Corp. Class A	48,897	5,186,994
Las Vegas Sands Corp.	36,301	1,664,038
†MGM Resorts International	9,644	354,513
Red Rock Resorts, Inc. Class A	74,249	3,044,209
Restaurant Brands International, Inc.	12,023	800,972
†Royal Caribbean Cruises Ltd.	7,000	644,980
Vail Resorts, Inc.	1,400	310,646
Wingstop, Inc.	6,800	1,222,912
Wynn Resorts Ltd.	5,300	489,773
Yum! Brands, Inc.	31,800	3,973,092
		37,633,302
Household Durables–0.26%
†NVR, Inc.	332	1,979,816
		1,979,816
Household Products–0.88%
Church & Dwight Co., Inc.	71,801	6,579,126
		6,579,126
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.07%
Vistra Corp.	16,800	$557,424
		557,424
Industrial REITs–0.05%
Rexford Industrial Realty, Inc.	7,800	384,930
		384,930
Insurance–2.84%
†Arch Capital Group Ltd.	35,000	2,789,850
Arthur J Gallagher & Co.	68,028	15,505,622
Assurant, Inc.	2,100	301,518
Globe Life, Inc.	5,000	543,650
Hartford Financial Services Group, Inc.	11,649	826,031
†Ryan Specialty Holdings, Inc.	27,800	1,345,520
		21,312,191
Interactive Media & Services–0.68%
†Bumble, Inc. Class A	26,631	397,335
†Match Group, Inc.	62,378	2,443,658
†Pinterest, Inc. Class A	83,800	2,265,114
		5,106,107
IT Services–2.24%
†Cloudflare, Inc. Class A	43,300	2,729,632
†EPAM Systems, Inc.	1,800	460,242
†Gartner, Inc.	27,930	9,597,027
†Globant SA	2,200	435,270
†MongoDB, Inc.	9,300	3,216,498
†VeriSign, Inc.	2,100	425,313
		16,863,982
Life Sciences Tools & Services–5.88%
Agilent Technologies, Inc.	68,815	7,694,893
†Bio-Rad Laboratories, Inc. Class A	1,500	537,675
Bio-Techne Corp.	27,600	1,878,732
Bruker Corp.	91,385	5,693,285
†Charles River Laboratories International, Inc.	1,800	352,764
†ICON PLC	24,157	5,948,661
†Illumina, Inc.	5,300	727,584
†IQVIA Holdings, Inc.	21,300	4,190,775
†Maravai LifeSciences Holdings, Inc. Class A	23,229	232,290
†Mettler-Toledo International, Inc.	3,975	4,404,578
†Repligen Corp.	5,269	837,824
†Waters Corp.	11,965	3,280,923
West Pharmaceutical Services, Inc.	22,299	8,366,808
		44,146,792
LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–1.88%
Graco, Inc.	5,600	$408,128
IDEX Corp.	14,798	3,078,280
Ingersoll Rand, Inc.	50,517	3,218,943
†Middleby Corp.	2,679	342,912
Otis Worldwide Corp.	6,000	481,860
†RBC Bearings, Inc.	1,600	374,608
Toro Co.	11,200	930,720
Westinghouse Air Brake Technologies Corp.	50,055	5,319,345
		14,154,796
Media–0.85%
Omnicom Group, Inc.	14,200	1,057,616
†Trade Desk, Inc. Class A	68,180	5,328,267
		6,385,883
Metals & Mining–0.07%
Steel Dynamics, Inc.	5,000	536,100
		536,100
Oil, Gas & Consumable Fuels–3.10%
APA Corp.	34,000	1,397,400
Cheniere Energy, Inc.	27,100	4,497,516
Chesapeake Energy Corp.	57,440	4,953,051
Coterra Energy, Inc.	18,600	503,130
Devon Energy Corp.	10,600	505,620
Diamondback Energy, Inc.	33,912	5,252,291
Hess Corp.	29,983	4,587,399
Magnolia Oil & Gas Corp. Class A	20,500	469,655
Matador Resources Co.	5,600	333,088
Pioneer Natural Resources Co.	3,500	803,425
		23,302,575
Passenger Airlines–0.08%
†Alaska Air Group, Inc.	6,957	257,965
†United Airlines Holdings, Inc.	7,400	313,020
		570,985
Personal Care Products–0.22%
†elf Beauty, Inc.	6,700	735,861
Kenvue, Inc.	21,600	433,728
†Oddity Tech Ltd. Class A	18,086	512,738
		1,682,327
Professional Services–5.73%
Booz Allen Hamilton Holding Corp.	7,081	773,741
Broadridge Financial Solutions, Inc.	12,800	2,291,840
†Ceridian HCM Holding, Inc.	7,241	491,302
Dun & Bradstreet Holdings, Inc.	94,770	946,752
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Equifax, Inc.	20,434	$3,743,100
†FTI Consulting, Inc.	2,700	481,707
KBR, Inc.	13,400	789,796
Paychex, Inc.	36,100	4,163,413
Paycom Software, Inc.	7,400	1,918,598
†Paycor HCM, Inc.	15,900	362,997
†Paylocity Holding Corp.	18,089	3,286,771
TransUnion	34,188	2,454,357
Verisk Analytics, Inc.	62,868	14,851,936
Wolters Kluwer NV	53,389	6,471,480
		43,027,790
Real Estate Management & Development–1.10%
†CoStar Group, Inc.	107,729	8,283,283
		8,283,283
Residential REITs–0.06%
Equity LifeStyle Properties, Inc.	7,600	484,196
		484,196
Retail REITs–0.16%
Simon Property Group, Inc.	11,300	1,220,739
		1,220,739
Semiconductors & Semiconductor Equipment–4.56%
ASM International NV	15,528	6,525,749
†Enphase Energy, Inc.	15,700	1,886,355
Entegris, Inc.	20,948	1,967,227
†First Solar, Inc.	2,740	442,757
†Lattice Semiconductor Corp.	26,700	2,294,331
Microchip Technology, Inc.	54,488	4,252,788
MKS Instruments, Inc.	4,000	346,160
Monolithic Power Systems, Inc.	28,110	12,986,820
†ON Semiconductor Corp.	12,400	1,152,580
†Onto Innovation, Inc.	4,100	522,832
†Silicon Laboratories, Inc.	2,900	336,081
Skyworks Solutions, Inc.	4,300	423,937
Teradyne, Inc.	11,600	1,165,336
		34,302,953
Software–11.37%
†ANSYS, Inc.	21,790	6,483,614
†Appfolio, Inc. Class A	3,800	693,994
†AppLovin Corp. Class A	11,300	451,548
†Atlassian Corp. Class A	1,900	382,869
†Autodesk, Inc.	12,660	2,619,481
Bentley Systems, Inc. Class B	21,944	1,100,711
†Bill Holdings, Inc.	4,420	479,879
†Cadence Design Systems, Inc.	42,772	10,021,480
=†πCanva, Inc.	218	232,532
†Confluent, Inc. Class A	24,512	725,800
Constellation Software, Inc.	3,338	6,891,210
LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Crowdstrike Holdings, Inc. Class A	27,971	$4,681,786
=†πDatabricks, Inc.	10,218	751,023
†Datadog, Inc. Class A	70,764	6,445,893
†Descartes Systems Group, Inc.	12,000	880,560
†DoubleVerify Holdings, Inc.	16,448	459,722
†Dynatrace, Inc.	33,212	1,551,997
†Fair Isaac Corp.	3,350	2,909,575
†Fortinet, Inc.	6,600	387,288
†HubSpot, Inc.	10,714	5,276,645
†Manhattan Associates, Inc.	8,600	1,699,876
†Monday.com Ltd.	5,000	796,100
†nCino, Inc.	15,161	482,120
†Nice Ltd.Sponsored ADR	8,511	1,446,870
†Procore Technologies, Inc.	8,659	565,606
†PTC, Inc.	11,497	1,628,895
†Samsara, Inc. Class A	40,900	1,031,089
†ServiceNow, Inc.	9,348	5,225,158
=†πSNYK Ltd.	23,071	234,401
†Synopsys, Inc.	16,322	7,491,308
=†πTanium, Inc. Class B	9,649	42,552
†Tyler Technologies, Inc.	19,214	7,419,294
†Workiva, Inc.	5,200	526,968
†Zscaler, Inc.	22,000	3,422,980
		85,440,824
Specialized REITs–0.42%
CubeSmart	12,700	484,251
Lamar Advertising Co. Class A	13,844	1,155,559
SBA Communications Corp.	7,437	1,488,664
		3,128,474
Specialty Retail–4.02%
†AutoZone, Inc.	390	990,596
†Burlington Stores, Inc.	7,100	960,630
†Chewy, Inc. Class A	9,896	180,701
†Five Below, Inc.	19,979	3,214,621
†Floor & Decor Holdings, Inc. Class A	9,434	853,777
†O'Reilly Automotive, Inc.	7,135	6,484,716
†RH	1,300	343,668
Ross Stores, Inc.	42,700	4,822,965
Tractor Supply Co.	28,021	5,689,664
†Ulta Beauty, Inc.	15,173	6,060,855
Williams-Sonoma, Inc.	3,812	592,385
		30,194,578
Technology Hardware, Storage & Peripherals–0.24%
†Pure Storage, Inc. Class A	24,800	883,376
†Super Micro Computer, Inc.	3,400	932,348
		1,815,724
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.75%
†Lululemon Athletica, Inc.	13,165	$5,076,556
†Skechers USA, Inc. Class A	11,300	553,135
		5,629,691
Trading Companies & Distributors–0.95%
Fastenal Co.	51,900	2,835,816
Ferguson PLC	7,100	1,167,737
†SiteOne Landscape Supply, Inc.	7,600	1,242,220
United Rentals, Inc.	2,600	1,155,882
Watsco, Inc.	2,000	755,440
		7,157,095
Total Common Stock (Cost $521,180,174)		698,251,824
CONVERTIBLE PREFERRED STOCKS–0.47%
=†πCanva, Inc. Series A	13	13,867
=†πCaris Life Sciences, Inc. Series D	39,051	208,923
=†πDatabricks, Inc. Series F	23,328	1,714,608
=†πDatabricks, Inc. Series G	2,475	181,913
=†πDatabricks, Inc. Series H	5,901	433,724
=†πDatarobot, Inc. Series G	15,766	60,068
=†πRappi, Inc. Series E	9,859	355,023
=†πSNYK Ltd. Series F	38,665	392,836
=†πSocure, Inc. Series A	6,193	34,000
=†πSocure, Inc. Series A-1	5,083	27,906
=†πSocure, Inc. Series B	92	505
=†πSocure, Inc. Series E	11,781	64,678
Total Convertible Preferred Stocks (Cost $3,196,347)		3,488,051
WARRANT–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price USD 1.00	3,355	0
Total Warrant (Cost $0)		0

MONEY MARKET FUND–6.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	46,846,548	46,846,548
Total Money Market Fund (Cost $46,846,548)		46,846,548

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.63% (Cost $571,223,069)	$748,586,423
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	2,777,104
NET ASSETS APPLICABLE TO 44,954,784 SHARES OUTSTANDING–100.00%	$751,363,527

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $4,776,531, which represented 0.64% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$232,532
Canva, Inc. Series A	11/4/2021	22,162	13,867
Caris Life Sciences, Inc. Series D	5/11/2021	316,313	208,923
Databricks, Inc.	7/24/2020	163,573	751,023
Databricks, Inc. Series F	10/22/2019	333,967	1,714,608
Databricks, Inc. Series G	2/1/2021	146,328	181,913
Databricks, Inc. Series H	8/31/2021	433,630	433,724
Datarobot, Inc. Series G	6/11/2021	431,364	60,068
Rappi, Inc. Series E	9/8/2020	589,036	355,023
SNYK Ltd.	9/3/2021	330,942	234,401
SNYK Ltd. Series F	9/3/2021	551,575	392,836
Socure, Inc.	12/22/2021	81,870	27,972
Socure, Inc. Series A	12/22/2021	99,513	34,000
Socure, Inc. Series A-1	12/22/2021	81,677	27,906
Socure, Inc. Series B	12/22/2021	1,478	505
Socure, Inc. Series E	10/27/2021	189,304	64,678
Tanium, Inc. Class B	9/24/2020	109,952	42,552
Total		$4,254,274	$4,776,531
LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
4	British Pound	$305,250	$312,457	12/18/23	$—	$(7,207)
3	Euro	397,969	405,008	12/18/23	—	(7,039)
4	Japanese Yen	338,875	344,357	12/18/23	—	(5,482)
					—	(19,728)
Equity Contracts:
45	E-mini Russell 2000 Index	4,046,850	4,264,979	12/15/23	—	(218,129)
64	E-mini S&P 500 Index	13,841,600	14,465,748	12/15/23	—	(624,148)
74	E-mini S&P MidCap 400 Index	18,650,960	19,462,762	12/15/23	—	(811,802)
10	Euro STOXX 50 Index	444,468	450,296	12/15/23	—	(5,828)
3	FTSE 100 Index	280,781	276,082	12/15/23	4,699	—
2	Nikkei 225 Index (OSE)	426,392	438,041	12/7/23	—	(11,649)
					4,699	(1,671,556)
Total Futures Contracts					$4,699	$(1,691,284)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$16,363,045	$—	$—	$16,363,045
Air Freight & Logistics	504,372	—	—	504,372
Automobile Components	733,363	—	—	733,363
Banks	1,626,900	—	—	1,626,900
Beverages	3,913,267	—	—	3,913,267
Biotechnology	21,311,768	—	—	21,311,768
Broadline Retail	3,998,562	—	—	3,998,562
Building Products	8,404,211	—	—	8,404,211
Capital Markets	34,892,296	—	—	34,892,296
Chemicals	2,691,563	—	—	2,691,563
Commercial Services & Supplies	26,194,293	—	—	26,194,293
Communications Equipment	3,904,756	—	—	3,904,756
Construction & Engineering	5,408,559	—	—	5,408,559
Construction Materials	10,905,555	—	—	10,905,555
Consumer Staples Distribution & Retail	3,237,768	—	—	3,237,768
Containers & Packaging	1,553,237	—	—	1,553,237
Distributors	2,738,919	—	—	2,738,919
Diversified Consumer Services	6,100,316	—	—	6,100,316
Diversified Telecommunication Services	—	—	27,972	27,972
Electrical Equipment	25,440,526	—	—	25,440,526
Electronic Equipment, Instruments & Components	12,682,042	—	—	12,682,042
Energy Equipment & Services	3,152,275	—	—	3,152,275
Entertainment	19,972,866	—	—	19,972,866
Financial Services	14,592,779	—	—	14,592,779
Food Products	580,232	—	—	580,232
Ground Transportation	5,713,946	—	—	5,713,946
Health Care Equipment & Supplies	38,252,091	—	—	38,252,091
Health Care Providers & Services	12,712,512	—	—	12,712,512
Health Care Technology	8,760,150	—	—	8,760,150
Hotels, Restaurants & Leisure	37,633,302	—	—	37,633,302
Household Durables	1,979,816	—	—	1,979,816
Household Products	6,579,126	—	—	6,579,126
Independent Power and Renewable Electricity Producers	557,424	—	—	557,424
Industrial REITs	384,930	—	—	384,930
Insurance	21,312,191	—	—	21,312,191
Interactive Media & Services	5,106,107	—	—	5,106,107
IT Services	16,863,982	—	—	16,863,982
Life Sciences Tools & Services	44,146,792	—	—	44,146,792
Machinery	14,154,796	—	—	14,154,796
Media	6,385,883	—	—	6,385,883
Metals & Mining	536,100	—	—	536,100
Oil, Gas & Consumable Fuels	23,302,575	—	—	23,302,575
Passenger Airlines	570,985	—	—	570,985
Personal Care Products	1,682,327	—	—	1,682,327
Professional Services	43,027,790	—	—	43,027,790
Real Estate Management & Development	8,283,283	—	—	8,283,283
Residential REITs	484,196	—	—	484,196
Retail REITs	1,220,739	—	—	1,220,739
Semiconductors & Semiconductor Equipment	34,302,953	—	—	34,302,953
Software	84,180,316	—	1,260,508	85,440,824
Specialized REITs	3,128,474	—	—	3,128,474
Specialty Retail	30,194,578	—	—	30,194,578
Technology Hardware, Storage & Peripherals	1,815,724	—	—	1,815,724
Textiles, Apparel & Luxury Goods	5,629,691	—	—	5,629,691
Trading Companies & Distributors	7,157,095	—	—	7,157,095
LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Convertible Preferred Stocks	$—	$—	$3,488,051	$3,488,051
Warrant	—	—	— *	0
Money Market Fund	46,846,548	—	—	46,846,548
Total Investments	$743,809,892	$—	$4,776,531	$748,586,423
Derivatives:

Assets:
Futures Contract	$4,699	$—	$—	$4,699
Liabilities:
Futures Contracts	$(1,691,284)	$—	$—	$(1,691,284)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
LVIP Blended Mid Cap Managed Volatility Fund–10